NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Sep. 30, 2012
NONCONTROLLING INTERESTS [Abstract]
Noncontrolling Interest

	Start-up	Gaokao retake
	training business	business	Total
	US$	US$	US$
Balance as of September 30, 2009	2,026	937	2,963
Net loss for the year	(911)	(33)	(944)
Foreign currency translation adjustments	11	7	18

Balance as of September 30, 2010	1,126	911	2,037

Net loss for the year	(303)	-	(303)
Foreign currency translation adjustments	33	-	33
Acquisition of noncontrolling interest of start-up training business	(856)	-	(856)
Acquisition of noncontrolling interest of Gaokao retake business	-	(911)	(911)

Balance as of September 30, 2011	-	-	-